RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 15, 2020 (Audited)
Common stock subject to possible redemption	$111,652,086	$4,497,914	$116,150,000
Common stock	$401	$(45)	$356
Additional paid-in capital	$5,007,172	$(4,497,869)	$509,303
Accumulated deficit	$(7,571)	$—	$(7,571)
Total Stockholders’ Equity	$5,000,002	$(4,497,914)	$502,088
Number of shares of common stock subject to possible redemption	11,054,662	445,338	11,500,000

Balance Sheet as of December 31, 2020 (Audited)
Common stock subject to possible redemption	$111,569,772	$4,580,228	$116,150,000
Common stock	$400	$(45)	$355
Additional paid-in capital	$5,089,487	$(4,580,183)	$509,304
Accumulated deficit	$(89,886)	$—	$(89,886)
Total Stockholders’ Equity	$5,000,001	$(4,580,228)	$419,773
Number of shares of common stock subject to possible redemption	11,046,512	453,488	11,500,000

Statement of Cash Flows for the Period from August 21, 2020 (Inception) through December 31, 2020 (Audited)
Initial classification of common stock subject to possible redemption	$111,652,086	$4,497,914	$116,150,000
Change in value of Common Stock subject to possible redemption	$(82,314)	$82,314	$—

Condensed Statement of Changes in Stockholders’ Equity for the Period Ended December 31, 2020 (Audited)
Sale of 11,500,000 Units, net of underwriter discounts and offering expenses	$112,483,159	$(112,483,159)	$—
Initial value of Common Stock subject to redemption	$111,569,772	$(111,569,772)	$—
Redemption adjustment for Common Stock to redemption amount	$—	$(3,666,841)	$(3,666,841)
Total Shareholders’ Equity	$5,000,001	$(4,580,228)	$419,773

Statement of Operations for the Period from August 21, 2020 (Inception) Through December 31, 2020 (Audited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,054,662	(9,534,001)	1,520,661
Basic and diluted net income per share, common stock subject to possible redemption	$—	$(0.02)	$(0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,717,799	(58,887)	2,658,912
Basic and diluted net loss (income) per share, Non-redeemable common stock	$(0.03)	$0.01	$(0.02)

The impact of the restatement on the Company’s historical financial statements is reflected in the following tables:

	As Previously Reported	Adjustment	As Restated
Condensed Balance Sheet as of March 31, 2021 (unaudited)
Common stock subject to possible redemption	$111,205,807	$4,944,193	$116,150,000
Common stock	$404	$(49)	$355
Additional paid-in capital	$5,453,448	$(4,944,144)	$509,304
Accumulated deficit	$(453,845)	$—	$(453,845)
Total Stockholders’ Equity (Deficit)	$5,000,007	$(4,944,193)	$55,814
Number of shares of common stock subject to possible redemption	11,010,476	(489,524)	11,500,000

Condensed Balance Sheet as of June 30, 2021 (unaudited)
Common stock subject to possible redemption	$110,858,319	$5,291,681	$116,150,000
Common stock	$407	$(52)	$355
Additional paid-in capital	$5,800,933	$(5,291,629)	$509,304
Accumulated deficit	$(801,336)	$—	$(801,336)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(5,291,681)	$(291,677)
Number of shares of common stock subject to possible redemption	10,976,071	523,929	11,500,000

Condensed Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,046,512	453,488	11,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$—	$(0.02)	$(0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,004,321	(453,488)	3,550,833
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.09)	$0.07	$(0.02)

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,010,476	489,524	11,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$—	$(0.02)	$(0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,040,357	(489,524)	3,550,833
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.09)	$0.07	$(0.02)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,028,394	471,606	11,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$—	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,022,439	(471,606)	3,550,833
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.18)	$0.13	$(0.05)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Change in value of common stock subject to possible redemption	$363,065	$(363,065)	$—
Total Stockholders’ Equity	$5,000,007	(4,944,193)	$55,814

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (unaudited)
Change in value of common stock subject to possible redemption	$347,488	$(347,488)	$—
Total Stockholders’ Equity (Deficit)	$5,000,004	$(5,291,681)	$(291,677)

Condensed Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$(363,965)	$363,965	$—

Condensed Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$(711,453)	$711,453	$—